SCHEDULE OF EXCHANGE RATES (Details)	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024
Year-end S$:US$ Exchange Rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Exchange rate	1.2913	1.3340	1.3482	1.3457